Capital stock	6 Months Ended
Feb. 29, 2024
Capital stock.
Capital stock

17. Capital stock

Authorized

Voting Common Shares – Series Founder, Series Investor 1, Series Investor 2, voting and participating

Non-Voting Common Shares, non-voting

Preferred Shares, without par value, non-cumulative annual dividend, redeemable at their issue price, non- participating, non-voting

Issued

	As at	As at
	February 29,	August 31,
	2024	2023
	$	$
12,098,221 Voting Common Shares [August 31, 2023 – 11,172,800]	52,268,158	50,395,717

During the three-month and six-month periods ended February 29, 2024, the Company issued a total of 316,522 and 420,171 Voting Common Shares, respectively, to third parties in exchange for marketing services provided to the Company.

During the six-month period ended February 29, 2024, the Company issued 372,870 Voting Common Shares and warrants to purchase Voting Common Shares, as part of the financing rounds for a total cash consideration price of $1,781,194, net of transaction costs of $246,298. During the six-month period ended February 29, 2024, the warrants issued are to purchase 372,870 Voting Common Shares of the Company for a period of three years from the issuance date at an exercise price at U.S. $4.05 [note 15].

During the three-month and six-month periods ended February 29, 2024, the Company issued a total of 132,380 Voting Common Shares upon the conversion of 139 Series A Convertible Preferred Shares [note 15].